Environment - Summary of Environmental Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Environmental Expenses [Line Items]
Disbursement amount	$ 2,139	$ 4,506	$ 4,347
Capitalized amount	349	2,263	1,588
Expense amount	1,790	2,243	2,760
Future disbursement amount	10,131	9,904	10,838
Total disbursements	12,271	14,411	15,185
Amount of prior period disbursement		14,122
Emgesa SA E.S.P. [Member] | Central Hidroelectrica El Quimbo Monitoring & hydrometeorological studies [Member]
Environmental Expenses [Line Items]
Disbursement amount	343	480	522
Expense amount	$ 343	480	522
Estimated date of future disbursement	Dec. 31, 2022
Total disbursements	$ 343	480	522
Amount of prior period disbursement		480
Emgesa SA E.S.P. [Member] | Central Hidroelectrica El Quimbo Other [Member]
Environmental Expenses [Line Items]
Disbursement amount		276	208
Expense amount		276	208
Total disbursements		276	208
Emgesa SA E.S.P. [Member] | Project Law 99 [Member]
Environmental Expenses [Line Items]
Future disbursement amount	$ 4,268	$ 4,221	$ 4,588
Estimated date of future disbursement	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Total disbursements	$ 4,268	$ 4,221	$ 4,588
Amount of prior period disbursement		4,221
Empresa Distribuidora Sur S.A. (Distribution) [Member]
Environmental Expenses [Line Items]
Disbursement amount	272
Capitalized amount	267
Expense amount	5
Future disbursement amount	$ 5,623
Estimated date of future disbursement	Dec. 31, 2027
Total disbursements	$ 5,896
Amount of prior period disbursement		7,716
Empresa Distribuidora Sur S.A. (Distribution) [Member] | Polluting Material [Member]
Environmental Expenses [Line Items]
Disbursement amount	87	74	133
Expense amount	87	74	133
Total disbursements	87	74	133
Amount of prior period disbursement		74
Empresa Distribuidora Sur S.A. (Distribution) [Member] | Pcbs Decommissioning [Member]
Environmental Expenses [Line Items]
Disbursement amount		2,341	1,693
Capitalized amount		2,180	1,399
Expense amount		161	294
Future disbursement amount		$ 5,375	$ 6,145
Estimated date of future disbursement		Dec. 31, 2027	Dec. 31, 2027
Total disbursements		$ 7,716	$ 7,838
Compaa Distribuidora y Comercializadora de Energa S.A. | Environmental Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount	52	103	116
Expense amount	52	103	116
Total disbursements	52	103	116
Amount of prior period disbursement		103
Compaa Distribuidora y Comercializadora de Energa S.A. | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount			342
Expense amount			342
Total disbursements			342
Compaa Distribuidora y Comercializadora de Energa S.A. | Nueva Esperanza Archaeological Rescue [Member]
Environmental Expenses [Line Items]
Disbursement amount		83
Capitalized amount		83
Future disbursement amount		$ 309
Estimated date of future disbursement		Dec. 31, 2022
Total disbursements		$ 392
Compaa Distribuidora y Comercializadora de Energa S.A. | Nueva Esperanza Environmental Compensation [Member]
Environmental Expenses [Line Items]
Disbursement amount	84		203
Capitalized amount	82		189
Expense amount	2		15
Future disbursement amount	$ 240		$ 105
Estimated date of future disbursement	Dec. 31, 2022		Dec. 31, 2019
Total disbursements	$ 324		$ 308
Amount of prior period disbursement		391
Compaa Distribuidora y Comercializadora de Energa S.A. | Prevention Activities [Member]
Environmental Expenses [Line Items]
Disbursement amount	334	223	78
Expense amount	334	223	78
Total disbursements	334	222	78
Amount of prior period disbursement		223
Enel Generacion Peru S.A. [Member] | Environmental Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount	40	22	29
Expense amount	40	22	29
Total disbursements	40	22	29
Amount of prior period disbursement		22
Enel Generacion Peru S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount	189	204
Expense amount	189	204
Total disbursements	189	204
Amount of prior period disbursement		204
Enel Generacion Peru S.A. [Member] | Mitigation And Restoration [Member]
Environmental Expenses [Line Items]
Disbursement amount		6	29
Expense amount		6	29
Total disbursements		6	29
Enel Generacion Peru S.A. [Member] | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount	172	111	86
Expense amount	172	111	86
Total disbursements	172	111	86
Amount of prior period disbursement		111
Enel Generacion Peru S.A. [Member] | Landscaping and Green Areas [Member]
Environmental Expenses [Line Items]
Disbursement amount	79	89	90
Expense amount	79	89	90
Total disbursements	79	89	90
Amount of prior period disbursement		89
Enel Generacion Peru S.A. [Member] | Legal Services [Member]
Environmental Expenses [Line Items]
Disbursement amount	3
Expense amount	3
Total disbursements	3
Enel Generacion Peru S.A. [Member] | Prevention Activities [Member]
Environmental Expenses [Line Items]
Disbursement amount	38	55	35
Expense amount	38	55	35
Total disbursements	38	55	35
Amount of prior period disbursement		55
Enel Generacin Piura S.A [Member] | Environmental Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount	5	72	24
Expense amount	5	72	24
Total disbursements	5	72	24
Amount of prior period disbursement		31
Enel Generacin Piura S.A [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount	31	37	76
Expense amount	31	37	76
Total disbursements	31	37	76
Amount of prior period disbursement		37
Enel Generacin Piura S.A [Member] | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount	52	28	42
Expense amount	52	28	42
Total disbursements	52	28	42
Amount of prior period disbursement		28
Enel Generacin Piura S.A [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount		31	53
Expense amount		31	53
Total disbursements		31	53
Enel Generacin Piura S.A [Member] | Landscaping and Green Areas [Member]
Environmental Expenses [Line Items]
Disbursement amount	43	42	49
Expense amount	43	42	49
Total disbursements	43	42	49
Amount of prior period disbursement		42
Enel Generacin Piura S.A [Member] | Prevention Activities [Member]
Environmental Expenses [Line Items]
Disbursement amount	33
Expense amount	33
Total disbursements	33
Amount of prior period disbursement		72
Chinango SAC [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount	17		243
Expense amount	17		243
Total disbursements	17		243
Amount of prior period disbursement		115
Chinango SAC [Member] | Mitigation And Restoration [Member]
Environmental Expenses [Line Items]
Disbursement amount		7	19
Expense amount		7	19
Total disbursements		7	19
Chinango SAC [Member] | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount	265	115	277
Expense amount	265	115	277
Total disbursements	$ 265	115	$ 277
Amount of prior period disbursement		108
Chinango SAC [Member] | Environmental Monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount		108
Expense amount		108
Total disbursements		$ 108